UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09395
                                    ---------

                       THIRD AVENUE VARIABLE SERIES TRUST
                       ----------------------------------
               (Exact name of registrant as specified in charter)

     622 Third Avenue, 32nd Floor, New York, NY                       10017
--------------------------------------------------------------------------------
      (Address of principal executive offices)                      (Zip code)

W. JAMES HALL III, GENERAL COUNSEL, 622 THIRD AVENUE, NEW YORK, NY 10017
------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------
Date of fiscal year end: DECEMBER 31, 2007
                         -----------------

Date of reporting period: DECEMBER 31, 2007
                          -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act") is as follows:

--------------------------------------------------------------------------------



                               [GRAPHIC OMITTED]







                       THIRD AVENUE VARIABLE SERIES TRUST

                          THIRD AVENUE VALUE PORTFOLIO






                                 ANNUAL REPORT
                                 -------------

                                DECEMBER 31, 2007

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST


                                 PRIVACY POLICY

Third Avenue Value Portfolio (the "Portfolio") respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Portfolio's affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.



                      PROXY VOTING POLICIES AND PROCEDURES

The Portfolio has delegated the voting of proxies relating to voting securities to the Portfolio's investment adviser pursuant to the adviser's proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling
(800) 443-1021 and (ii) on the website of the Securities and Exchange Commission ("SEC") at http://www.sec.gov.



                   SCHEDULE OF PORTFOLIO HOLDINGS -- FORM N-Q

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                         PORTFOLIO MANAGEMENT DISCUSSION
                                DECEMBER 31, 2007
                                   (UNAUDITED)

At December 31, 2007 the audited net asset value attributable to each of the 17,860,091 common shares outstanding of the Third Avenue Value Portfolio ("TAVP" or the "Portfolio") was $25.92 per share. This compares with an audited net asset value at December 31, 2006 of $27.22 per share, adjusted for a subsequent distribution to shareholders.

                                                               AVERAGE ANNUAL RETURNS
                                                   ----------------------------------------
                                  ONE YEAR ENDED                            SINCE INCEPTION
                                     12/31/07      THREE YEAR    FIVE YEAR      (9/21/99)
                                  --------------   ----------    ---------  ---------------
Third Avenue Value Portfolio           -4.80%         8.11%        16.64%         15.68%
S&P 500 Index                           5.49%         8.62%        12.83%          3.09%
Russell 2500 Index                      1.38%         8.38%        16.99%         10.29%

The Portfolio seeks to achieve long-term capital appreciation. During the twelve-month period ended December 31, 2007, the Portfolio returned negative 4.80%. While the Portfolio does not seek to track any benchmark, various comparative indices are included above for illustrative purposes, both for the most recent year and over longer periods. Although the Portfolio is managed for the long-term and does not seek to maximize short-term performance, during this year, the Portfolio underperformed the Russell 2500 Index and the S&P 500 Index. Due to Portfolio management's long-term focus, we believe that the Portfolio's performance should be judged over the long term and in the absolute, rather than against any of these indices. Based on such criteria, we are happy with the Portfolio's performance over the long term.

Top positive contributors to the Portfolio's performance during the year included some of the commodity-oriented holdings such as Encana Corp. and Willbros Group Inc., both in the energy sector, as well as POSCO, a Korean steel maker. Other positive contributors included Commscope Inc., which provides infrastructure solutions for communications networks and Brookfield Asset Management, a holding company based in Canada. Notable resource conversions/acquisitions during the year involved exploration and production holding Pogo Producing Company, which was acquired by Plains Exploration & Production Co. and asset management firm Nuveen Investments, which was purchased by a group of private equity investors. Both deals provided attractive internal rates of return for the Portfolio.

Significant detractors to performance during 2007 included Radian Group Inc., Forest City Enterprises and St. Joe Company, a group of financial and real estate-oriented names, all down in the ongoing credit crunch and housing market decline. While the near-term situation may seem dire, we are patient long-term investors willing to ride out short-term volatility. We believe these companies remain well-capitalized and will weather this downturn, emerging as survivors when the dust settles. Other detractors to performance included Legg Mason and NewAlliance Bancshares.

The Portfolio continues to look for suitable investment opportunities that meet our strict investment criteria.

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                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                   PORTFOLIO MANAGEMENT DISCUSSION (CONTINUED)
                                   (UNAUDITED)

THE INFORMATION IN THE PORTFOLIO MANAGEMENT DISCUSSION REPRESENTS A FACTUAL OVERVIEW OF THE PORTFOLIO'S PERFORMANCE AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. VIEWS EXPRESSED ARE THOSE OF THE INVESTMENT TEAM AND MAY DIFFER FROM THOSE OF OTHER INVESTMENT TEAMS OR THE FIRM AS A WHOLE. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE PORTFOLIO'S HOLDINGS, THE PORTFOLIO'S PERFORMANCE, AND THE INVESTMENT TEAM'S VIEWS ARE AS OF DECEMBER 31, 2007, AND ARE SUBJECT TO CHANGE.

Third Avenue Value Portfolio IS OFFERED BY PROSPECTUS ONLY. The prospectus contains more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks. The Russell 2500 Index measures the performance of small- to mid-sized companies. The S&P 500 Index and the Russell 2500 Index are not securities that can be purchased or sold, and their total returns are reflective of unmanaged portfolios. The returns include reinvestment of distributions.

                               [GRAPHIC OMITTED]

                             PERFORMANCE INFORMATION
                                   (UNAUDITED)

PERFORMANCE ILLUSTRATIONS



   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THIRD AVENUE VALUE
      PORTFOLIO (TAVP), THE STANDARD & POOR'S 500 INDEX (S&P 500) AND THE
          RUSSELL 2500 INDEX FROM INCEPTION OF THE PORTFOLIO (9/21/99)
                           THROUGH DECEMBER 31, 2007

                           Average Annual Total Return

          1 Year          3 Year          5 Year        Since Inception
          -4.80%           8.11%          16.64%            15.68%

            [Data below represents line chart in the printed piece]

                  TAVP*          S&P 500 Index*       Russell 2500 Index*
                  -----          --------------       -------------------
9/21/99          10000              10000                   10000
12/31/99         10840              11273.2                 11841.2
12/31/00         15232.4            10246.2                 12346.8
12/31/01         17316.2            9028.95                 12497.5
12/31/02         15459.9            7033.55                 10274.2
12/31/03         22034.9            9050.78                 14949.9
12/31/04         26419.9            10035.5                 17684.3
12/31/05         30285.1            10528.2                 19118.5
12/31/06         35064.1            12190.7                 22208
12/31/07         33381              12859.9                 22514.5

---------
* All returns include reinvestment of all distributions.

 As with all mutual funds, past performance does not indicate future results.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            INDUSTRY DIVERSIFICATION
                              AT DECEMBER 31, 2007

THE SUMMARY OF THE PORTFOLIO'S INVESTMENTS AS OF DECEMBER 31, 2007 IS AS
FOLLOWS:
(UNAUDITED)

               [Data below represents chart in the printed piece]

Holding Companies                                        16.73
Electronics Components                                    6.96
Insurance & Reinsurance                                   6.05
Oil Services                                              5.62
Industrial Equipment                                      5.42
Natural Resources & Real Estate                           5.14
Savings & Loans/Thrifts                                    5.1
Consumer Products                                         4.92
Real Estate Investment Trusts                             4.78
Security Brokers & Asset
  Management                                              4.78
Non-Life Insurance                                        3.02
Food Products                                             2.74
Forest Products & Paper                                   2.65
Agriculture                                               2.22
Life Insurance                                            2.04
Building Products                                         1.97
Semiconductor Equipment
  Manufacturers & Related                                 1.92
Energy/Services                                           1.77
Telecommunications                                        1.74
Steel & Specialty Steel                                   1.63
Other                                                     8.45
Cash & Equivalents (Net)                                  4.36

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT DECEMBER 31, 2007

                                PRINCIPAL
                                AMOUNT ($)  ISSUES                                                     VALUE
-------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 0.20%

Consumer Products - 0.20%         916,229   Home Products International, Inc., 2nd Lien,
                                              Convertible, PIK, 6.000%, due 3/20/17 (a)             $   916,229
                                                                                                    -----------

                                            TOTAL CORPORATE BONDS
                                            (Cost $916,229)                                             916,229
                                                                                                    -----------

                                   SHARES
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & RIGHTS - 95.44%

Agriculture - 2.22%               759,937   Saskatchewan Wheat Pool, Inc. (b) (Canada)               10,263,904
                                                                                                    -----------

Auto Parts - 0.96%                244,400   Superior Industries International, Inc.                   4,440,748
                                                                                                    -----------

Building Products - 1.97%         366,500   Louisiana-Pacific Corp.                                   5,013,720
                                  115,000   USG Corp. (b)                                             4,115,850
                                                                                                    -----------
                                                                                                      9,129,570
                                                                                                    -----------

Consumer Products - 4.72%          33,915   Home Products International, Inc. (a) (b)                    36,289
                                  433,246   JAKKS Pacific, Inc. (b)                                  10,228,938
                                  167,965   K-Swiss, Inc., Class A                                    3,040,166
                                  300,500   Leapfrog Enterprises, Inc. (b)                            2,022,365
                                  398,300   Russ Berrie & Co., Inc. (b)                               6,516,188
                                                                                                    -----------
                                                                                                     21,843,946
                                                                                                    -----------

Diversified Media - 0.63%         327,742   Journal Communications, Inc., Class A                     2,930,013
                                                                                                    -----------

Electronics Components - 6.96%    501,000   AVX Corp.                                                 6,723,420
                                   42,500   Bel Fuse, Inc., Class A                                   1,465,825
                                  196,600   Bel Fuse, Inc., Class B                                   5,754,482
                                  153,300   Electronics for Imaging, Inc. (b)                         3,446,184
                                  192,500   Herley Industries, Inc. (b)                               2,646,875
                                   50,000   Ingram Micro, Inc., Class A (b)                             902,000
                                  172,700   Technitrol, Inc.                                          4,935,766
                                  555,000   Vishay Intertechnology, Inc. (b)                          6,332,550
                                                                                                    -----------
                                                                                                     32,207,102
                                                                                                    -----------

Energy/Services - 1.77%           214,200   Willbros Group, Inc. (b) (Panama)                         8,201,718
                                                                                                    -----------

Financial Insurance - 0.10%        25,300   MBIA, Inc.                                                  471,339
                                                                                                    -----------

Financial Services - 1.19%        230,000   CIT Group, Inc.                                           5,526,900
                                                                                                    -----------

Food Products - 2.74%             400,400   Industrias Bachoco, S.A.B de CV, ADR (Mexico)            12,700,688
                                                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT DECEMBER 31, 2007

                                PRINCIPAL
                                AMOUNT ($)  ISSUES                                                     VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & RIGHTS (CONTINUED)

Forest Products & Paper - 2.65%   669,700   Canfor Corp. (b) (Canada)                               $ 5,923,786
                                   50,502   Canfor Pulp Income Fund (Canada)                            562,867
                                1,037,818   Catalyst Paper Corp. (a) (b) (c) (Canada)                 1,617,900
                                  272,580   Glatfelter                                                4,173,200
                                                                                                    -----------
                                                                                                     12,277,753
                                                                                                    -----------

Healthcare Services - 0.87%       284,000   Cross Country Healthcare, Inc. (b)                        4,044,160
                                                                                                    -----------

Holding Companies - 16.73%      1,139,737   Brookfield Asset Management, Inc., Class A (Canada)      40,654,419
                                  380,000   Guoco Group, Ltd. (Hong Kong) +                           5,087,850
                                  690,000   Hutchison Whampoa, Ltd. (Hong Kong)                       7,827,032
                                  430,000   Investor AB, Class A (Sweden)                             9,497,230
                                  127,500   Leucadia National Corp.                                   6,005,250
                                  238,250   MVC Capital, Inc.                                         3,845,355
                                  834,000   Wharf (Holdings), Ltd. (The) (Hong Kong)                  4,369,264
                                  104,250   Wharf (Holdings), Ltd. (The) Rights, expires
                                              1/8/08 (b) (Hong Kong)                                    143,057
                                                                                                    -----------
                                                                                                     77,429,457
                                                                                                    -----------

Home Furnishings - 1.14%          303,053   Haverty Furniture Cos., Inc.                              2,724,446
                                  213,529   Stanley Furniture Co., Inc.                               2,562,348
                                                                                                    -----------
                                                                                                      5,286,794
                                                                                                    -----------

Industrial Equipment - 5.42%      403,021   A.S.V., Inc. (b)                                          5,581,841
                                  375,000   Toyota Industries Corp. (Japan)                          15,340,375
                                  150,000   Trinity Industries, Inc.                                  4,164,000
                                                                                                    -----------
                                                                                                     25,086,216
                                                                                                    -----------

Insurance & Reinsurance - 6.05%   128,100   Arch Capital Group, Ltd. (b) (Bermuda)                    9,011,835
                                1,040,000   BRIT Insurance Holdings PLC (United Kingdom)              4,740,823
                                  322,218   Castlepoint Holdings, Ltd. (Bermuda)                      3,866,616
                                  277,848   Greenlight Capital Re, Ltd., Class A (b)
                                              (Cayman Islands)                                        5,776,460
                                  395,117   Radian Group, Inc.                                        4,614,967
                                                                                                    -----------
                                                                                                     28,010,701
                                                                                                    -----------

Life Insurance - 2.04%            538,500   Phoenix Cos., Inc. (The)                                  6,391,995
                                   75,000   Power Corp. of Canada (Canada)                            3,049,547
                                                                                                    -----------
                                                                                                      9,441,542
                                                                                                    -----------

Manufactured Housing - 0.50%      390,807   Coachmen Industries, Inc.                                 2,325,302
                                                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT DECEMBER 31, 2007

                                PRINCIPAL
                                AMOUNT ($)  ISSUES                                                    VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & RIGHTS (CONTINUED)

Medical Supplies
& Services - 1.13%                170,000   Daiichi Sankyo Co., Ltd. (Japan)                        $ 5,234,749
                                                                                                    -----------

Natural Resources                 105,450   Brookfield Properties Corp. (Canada)                      2,029,912
& Real Estate - 5.14%              42,500   Deltic Timber Corp.                                       2,188,325
                                  262,100   Forest City Enterprises, Inc., Class A                   11,647,724
                                  202,200   St. Joe Co. (The)                                         7,180,122
                                   18,000   Tejon Ranch Co. (b)                                         735,300
                                                                                                    -----------
                                                                                                     23,781,383
                                                                                                    -----------

Non-Life Insurance - 3.02%        420,250   Millea Holdings, Inc., ADR (Japan)                       13,994,325
                                                                                                    -----------

Oil Services - 5.62%              276,988   Bronco Drilling Co., Inc. (b)                             4,113,272
                                  125,000   Cimarex Energy Co.                                        5,316,250
                                  147,000   EnCana Corp. (Canada)                                     9,990,120
                                  240,000   Nabors Industries, Ltd. (b) (Bermuda)                     6,573,600
                                                                                                    -----------
                                                                                                     25,993,242
                                                                                                    -----------

Pharmaceutical Services - 0.52%    60,000   Pharmaceutical Product Development, Inc.                  2,422,200
                                                                                                    -----------

Real Estate                        20,000   EastGroup Properties, Inc.                                  837,000
Investment Trusts - 4.78%         495,702   Origen Financial, Inc.                                    1,982,808
                                  217,835   ProLogis                                                 13,806,383
                                  305,000   RAIT Financial Trust                                      2,629,100
                                   32,600   Vornado Realty Trust                                      2,867,170
                                                                                                    -----------
                                                                                                     22,122,461
                                                                                                    -----------

Savings & Loans/Thrifts - 5.10%   262,900   Brookline Bancorp, Inc.                                   2,671,064
                                  305,713   Investors Bancorp, Inc. (b)                               4,322,782
                                  185,002   Kearny Financial Corp.                                    2,203,374
                                  815,900   NewAlliance Bancshares, Inc.                              9,399,168
                                   83,421   Rockville Financial, Inc.                                 1,017,736
                                  275,000   United Financial Bancorp, Inc.                            3,049,750
                                   72,085   Wauwatosa Holdings, Inc. (b)                                924,130
                                                                                                    -----------
                                                                                                     23,588,004
                                                                                                    -----------

Security Brokers                   65,000   Bank of New York Mellon Corp.                             3,169,400
& Asset Management - 4.78%        183,550   Legg Mason, Inc.                                         13,426,683
                                  170,300   Pzena Investment Management, Inc., Class A                1,941,420
                                  281,385   SWS Group, Inc.                                           3,565,148
                                                                                                    -----------
                                                                                                     22,102,651
                                                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT DECEMBER 31, 2007

                                PRINCIPAL
                                AMOUNT ($)  ISSUES                                                     VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & RIGHTS (CONTINUED)

Semiconductor Equipment           150,000   Applied Materials, Inc.                                $  2,664,000
Manufacturers & Related - 1.92%    96,900   Coherent, Inc. (b)                                        2,429,283
                                  191,500   Electro Scientific Industries, Inc. (b)                   3,801,275
                                                                                                   ------------
                                                                                                      8,894,558
                                                                                                   ------------

Software - 0.91%                  797,750   Borland Software Corp. (b)                                2,401,227
                                   70,000   Synopsys, Inc. (b)                                        1,815,100
                                                                                                   ------------
                                                                                                      4,216,327
                                                                                                   ------------

Steel & Specialty Steel - 1.63%    50,000   POSCO, ADR (South Korea)                                  7,520,500
                                                                                                   ------------

Telecommunications - 1.74%        790,395   Sycamore Networks, Inc. (b)                               3,035,117
                                  768,100   Tellabs, Inc. (b)                                         5,023,374
                                                                                                      8,058,491
                                                                                                   ------------

Transportation - 0.49%            223,700   BW Gas ASA (Norway)                                       2,265,901
                                                                                                   ------------
                                            TOTAL COMMON STOCKS & RIGHTS
                                            (Cost $324,400,355)                                     441,812,645
                                                                                                   ------------
                               PRINCIPAL
                               AMOUNT ($)
-------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 4.53%

Repurchase Agreement - 4.53%   21,001,415   Bear Stearns, 1.50%, dated 12/31/07,  due 1/2/08 (d)     21,001,415
                                                                                                   ------------

                                            TOTAL SHORT TERM INVESTMENTS
                                            (Cost $21,001,415)                                       21,001,415
                                                                                                   ------------

                                            TOTAL INVESTMENT PORTFOLIO - 100.17%
                                            (Cost $346,317,999)                                     463,730,289
                                                                                                   ------------

                                            LIABILITIES IN EXCESS OF
                                            OTHER ASSETS - (0.17%)                                    (793,625)
                                                                                                   ------------

                                            NET ASSETS - 100.00%
                                            (Applicable to 17,860,091 shares outstanding)          $462,936,664
                                                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT DECEMBER 31, 2007


Notes:

(a)  Fair valued securities:

                                             CARRYING VALUE
    SECURITY                                    PER UNIT       ACQUISITION DATE     ACQUISITION COST
    ------                                    ------------      --------------      ----------------
    Catalyst Paper Corp.                         $1.56            10/23/2006           $3,086,375
    Home Products International, Inc.             1.07             5/30/2007            3,749,309
    Home Products International, Inc., 2nd Lien,
      Convertible, PIK, 6.000%, due 3/20/17     100.00       3/16/2007 to 9/20/2007       916,229

 (b) Non-income producing security.
 (c) Security is subject to restrictions on resale.
 (d) Repurchase agreement collateralized by U.S. Treasury Strips, par value $56,310,000, due 11/15/28-2/15/29, value $21,610,635.
 +   Incorporated in Bermuda.
 ADR: American Depository Receipt.
 PIK: Payment-in-kind.
 The aggregate cost for federal income tax purposes is $364,860,528.
 The aggregate gross unrealized appreciation is $139,323,340.
 The aggregate gross unrealized depreciation is $(40,453,579).

 Country Concentration:

                    % OF
                 NET ASSETS
                 ----------
United States      57.78%
Canada             16.01
Japan               7.47
Bermuda             4.20
Hong Kong           3.76
Mexico              2.74
Sweden              2.05
Panama              1.77
South Korea         1.63
Cayman Islands      1.25
United Kingdom      1.02
Norway              0.49
                 ----------
Total              100.17%
                 ==========









    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007


ASSETS:
Investments at value (cost of $346,317,999) (Note 1)               $463,730,289
Dividends and interest receivable                                       343,311
Receivable for Portfolio shares sold                                    190,207
Other assets                                                              4,289
                                                                   ------------
      Total assets                                                  464,268,096
                                                                   ------------
LIABILITIES:
Payable for Portfolio shares redeemed                                   797,145
Payable to investment adviser                                           362,890
Accounts payable and accrued expenses                                   101,998
Payable for other shareholder servicing fees (Note 3)                    49,234
Payable for securities purchased                                         20,080
Payable to Trustees                                                          85
Commitments (Note 6)                                                         --
                                                                   ------------
      Total liabilities                                               1,331,432
                                                                   ------------
      Net assets                                                   $462,936,664
                                                                   ============
SUMMARY OF NET ASSETS:
Capital stock, unlimited shares authorized, $0.001 par value,
  17,860,091 shares outstanding                                    $308,193,000
Accumulated distributions in excess of net investment income        (15,951,965)
Accumulated undistributed net realized gains from investments
  and foreign currency transactions                                  53,282,964
Net unrealized appreciation of investments and translation
  of foreign currency denominated assets and liabilities            117,412,665
                                                                   ------------
      Net assets applicable to capital shares outstanding          $462,936,664
                                                                   ============
Net asset value, offering and redemption price per share                 $25.92
                                                                         ======





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
  Dividends (net of foreign withholding tax of $227,221)                      $5,793,522
  Interest                                                                     2,738,711
  Other income                                                                    41,761
                                                                            ------------
    Total investment income                                                    8,573,994
                                                                            ------------

EXPENSES:
  Investment advisory fees (Note 3)                                            4,851,294
  Other shareholder servicing fees (Note 3)                                      938,898
  Custodian fees                                                                 109,243
  Reports to shareholders                                                        100,481
  Accounting services                                                             98,224
  Auditing and tax consulting fees                                                55,275
  Transfer agent fees                                                             51,426
  Administration fees (Note 3)                                                    31,897
  Trustees' and officers fees and expenses                                        22,212
  Legal fees                                                                      12,500
  Insurance expense                                                                5,121
  Miscellaneous expenses                                                          19,851
                                                                            ------------
    Total operating expenses                                                   6,296,422
                                                                            ------------
    Net investment income                                                      2,277,572
                                                                            ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, WRITTEN OPTIONS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments                                            53,286,510
  Net realized gain on foreign currency transactions                              12,965
  Net change in unrealized appreciation (depreciation) on investments        (77,930,918)
  Net change in unrealized appreciation (depreciation) on written options        (33,380)
  Net change in unrealized appreciation on translation of other
    assets and liabilities denominated in foreign currency                           445
                                                                            ------------
  Net realized and unrealized loss on investments,
    written options and foreign currency transactions                        (24,664,378)
                                                                            ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $(22,386,806)
                                                                            ============





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE                FOR THE
                                                                              YEAR ENDED             YEAR ENDED
                                                                           DECEMBER 31, 2007      DECEMBER 31, 2006
                                                                           -----------------      -----------------
OPERATIONS:
  Net investment income                                                      $  2,277,572            $ $3,795,534
  Net realized gain on investments and foreign currency transactions           53,299,475              34,543,656
  Net change in unrealized appreciation (depreciation) on investments         (77,930,918)             36,000,390
  Net change in unrealized appreciation (depreciation) on written options         (33,380)                (41,940)
  Net change in unrealized appreciation (depreciation) on translation
     of other assets and liabilities denominated in foreign currency                  445                     (70)
                                                                             ------------            ------------
  Net increase (decrease) in net assets resulting from operations             (22,386,806)             74,297,570
                                                                             ------------            ------------

DISTRIBUTIONS:
  Dividends to shareholders from net investment income                        (11,660,409)             (6,737,243)
  Distributions to shareholders from net realized gains                       (33,606,087)            (22,947,774)
                                                                             ------------            ------------
  Decrease in net assets from distributions                                   (45,266,496)            (29,685,017)
                                                                             ------------            ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                                 40,244,147              60,726,007
  Net asset value of shares issued in reinvestment of distributions            45,266,496              29,685,017
  Cost of shares redeemed                                                     (95,626,473)            (75,569,392)
                                                                             ------------            ------------
  Net increase (decrease) in net assets resulting from capital
    share transactions                                                        (10,115,830)             14,841,632
                                                                             ------------            ------------
  Net increase (decrease) in net assets                                       (77,769,132)             59,454,185
  Net assets at beginning of year                                             540,705,796             481,251,611
                                                                             ------------            ------------
  Net assets at end of year (including undistributed net investment
    income of $0 and $0, respectively)                                       $462,936,664            $540,705,796
                                                                             ============            ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS


SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR) AND RATIOS ARE AS
FOLLOWS:

                                                                            YEARS ENDED DECEMBER 31,
                                                            ---------------------------------------------------------
                                                             2007        2006         2005         2004         2003
                                                            ------      ------       ------       ------       ------
Net asset value, beginning of year                          $29.84      $27.41       $24.73       $20.96       $14.99
                                                            ------      ------       ------       ------       ------
Income (loss) from investment operations:
  Net investment income                                       0.15        0.29         0.02         0.07           --+
  Net gain (loss) on investment transactions
    (both realized and unrealized)                           (1.45)       3.88         3.55         4.05         6.33
                                                            ------      ------       ------       ------       ------
  Total from investment operations                           (1.30)       4.17         3.57         4.12         6.33
                                                            ------      ------       ------       ------       ------
Less distributions:
  Dividends from net investment income                       (0.67)     (0.40)        (0.34)       (0.12)       (0.03)
  Distributions from realized gains                          (1.95)     (1.34)        (0.55)       (0.23)       (0.33)
                                                            ------      ------       ------       ------       ------
  Total distributions                                        (2.62)     (1.74)        (0.89)       (0.35)       (0.36)
                                                            ------      ------       ------       ------       ------

Net asset value, end of year                                $25.92      $29.84       $27.41       $24.73       $20.96
                                                            ======      ======       ======       ======       ======
Total return                                                 (4.80)%     15.78%       14.63%       19.90%       42.53%

Ratios/Supplemental Data:

Net assets, end of year (in thousands)                    $462,937    $540,706     $481,252     $408,061     $314,806
  Ratio of expenses to average net assets
    Before expense reimbursement/repayment                    1.17%       1.17%        1.19%        1.21%        1.24%
    After expense reimbursement/repayment                      N/A         N/A          N/A          N/A         1.30%
  Ratio of net investment income to average net assets
    Before expense reimbursement/repayment                    0.42%       0.74%        0.04%        0.31%        0.08%
    After expense reimbursement/repayment                      N/A         N/A          N/A          N/A         0.02%
  Portfolio turnover rate                                       20%          9%          12%          10%          16%

 + Less than $0.01 per share.







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Variable Series Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act) investment series, Third Avenue Value Portfolio (the "Portfolio"). Third Avenue Management LLC (the "Adviser") provides investment advisory services to the Portfolio. The Portfolio seeks to achieve its investment objective of long-term capital appreciation by adhering to a strict value discipline when selecting securities and mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their liquid resources) at a discount to what the Adviser believes is their intrinsic value.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At December 31, 2007, the Trust was offered as an investment option by seven insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Generally, the Portfolio's investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees, the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio's net asset value is calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities").
Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Portfolio's Valuation Committee as authorized by the Board of Trustees of the Portfolio, under procedures established by the Board of Trustees. At December 31, 2007, such securities had a total fair value of $2,570,418 or 0.56% of net assets. Among the factors considered by the Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Portfolio's cost at the date of purchase, the percentage of the Portfolio's beneficial ownership of the issuer's common stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007

these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Portfolio are not expected to incur any material future registration costs.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gains and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are reported on an identified cost basis.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

         o  INVESTMENTS  AND  ASSETS  AND  LIABILITIES  DENOMINATED  IN  FOREIGN
            CURRENCIES: At the prevailing rates of exchange on the valuation date.

         o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of equity securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investments.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. Federal income tax law and regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. Federal income tax purposes.

OPTION CONTRACTS:

An option  contract gives the buyer the right,  but not the  obligation,  to buy
(call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid. Investments in options contracts require the Portfolio to fair value or mark-to-market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007

day's trading. The cost of options that expire unexercised are treated by the Portfolio, on expiration date, as realized losses on investments.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

REPURCHASE AGREEMENTS:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax law and regulations which may differ from accounting principals generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification.

For the year ended December 31, 2007, permanent differences were reclassified as shown below:

                  INCREASE                       DECREASE TO
               TO ACCUMULATED             ACCUMULATED UNDISTRIBUTED
              DISTRIBUTIONS IN             NET REALIZED GAINS FROM
                EXCESS OF NET              INVESTMENTS AND FOREIGN
              INVESTMENT INCOME             CURRENCY TRANSACTIONS
              ----------------              --------------------
                  $12,965                        $(12,965)

These reclassifications are due to foreign currency gain (loss).

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007

The tax character of dividends and distributions paid during the years ended December 31, 2007 and December 31, 2006 were as follows:

                   ORDINARY INCOME          NET LONG-TERM CAPITAL GAIN
                  2007         2006              2007          2006
                  ----         ----              ----          ----
              $12,157,466   $7,051,310      $33,109,030    $22,633,707

At December 31, 2007, the tax-basis components of distributable earnings were as follows:

                                      UNDISTRIBUTED
                  UNDISTRIBUTED         LONG-TERM               NET
                    ORDINARY             CAPITAL            UNREALIZED
                     INCOME               GAIN             APPRECIATION
                     ------               ----             ------------
                   $4,267,980          $51,605,548         $98,870,136

Net capital and currency losses incurred after October 31, but within the Portfolio's fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. For the fiscal year ended December 31, 2007 the Portfolio deferred a post-October net realized loss of $2,261,884.

The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Portfolio's unrealized appreciation difference is attributable primarily to mark-to-market tax treatment of certain passive foreign investment companies, differences in the treatment of amortization of bond discount and premium, Real Estate Investment Trust ("REIT") adjustments and other timing differences. Actual distributions to shareholders may differ from the amounts above.

FEDERAL INCOME TAXES:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

EXPENSE ALLOCATION:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio's average net assets relative to the total average net assets of Third Avenue Trust.

TRUSTEES' AND OFFICERS' FEES:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Portfolio paid $4,212 for the year ended December 31, 2007. The Trust does pay, together with its affiliate Third Avenue Trust, Trustees who are not affiliated with the Adviser a fee of $4,000 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. Prior to July 1, 2007, if a special meeting was required, each Trustee received $2,000. The Trust, together with Third Avenue Trust, also pays non-interested Trustees an annual stipend of $59,000, effective July 1, 2007. Prior to July 1, 2007, the annual stipend was $50,000 for each trustee. The Trustees on the Audit Committee each receive $1,500 for each audit committee meeting and the audit committee chairman receives an annual retainer of $4,000. Prior to July 1, 2007, the audit committee chairman received an annual retainer of $2,000.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007

RECENT ACCOUNTING PRONOUNCEMENTS:

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS No. 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Adviser has begun to evaluate the application of the Fair Value Measurements to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the year of determination. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Portfolio implemented FIN 48 on June 29, 2007. The Adviser has evaluated the implications of FIN 48 and has determined that there is no impact to the financial statements.

2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The cost of purchases, and proceeds from sales and conversions of investments, excluding short-term investments, for the year ended December 31, 2007 were as follows:

                                   PURCHASES              SALES
                                   ---------              -----
                                  $97,249,518          $98,363,080

Written options transactions during the period are summarized as follows:

                                            NUMBER OF     PREMIUMS
                                            CONTRACTS     RECEIVED
        ----------------------------------------------------------
        Options outstanding at
            December 31, 2006                      90     $154,520
        ----------------------------------------------------------
        Options written                            --           --
        Options terminated in
            closing purchase transactions          --           --
        Options exercised                         (90)    (154,520)
        ----------------------------------------------------------
        Options outstanding at
            December 31, 2007                      --     $     --
        ----------------------------------------------------------

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Portfolio. Additionally, under the terms of the Investment Advisory Agreement, the Adviser pays certain expenses on behalf of the Portfolio, which are partially reimbursed by the Portfolio, including service fees due to third parties, the compensation expense of the Portfolio's Chief Compliance Officer and other miscellaneous expenses. At December 31, 2007, the Portfolio had amounts payable to the Adviser of $50,463 for reimbursement of expenses paid by the Adviser. Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average daily net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess. No expense reimbursement was required for the year ended December 31, 2007.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with PFPC Inc. pursuant to which PFPC Inc. provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays PFPC Inc. an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,396.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the insurance companies that offer the Portfolio whereby a fee is paid to insurance companies who administer omnibus accounts for the policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board of Trustees, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the amount the Portfolio would have been charged by its transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is included in Service Fees on the accompanying Statement of Operations. For the year ended December 31, 2007, such Service Fees amounted to $938,898.

4. RELATED PARTY TRANSACTIONS

M.J. Whitman, LLC, a registered broker-dealer, and Private Debt LLC, a dealer in the trading of bank debt and other private claims, operate under common control with the Adviser. For the year ended December 31, 2007, the Portfolio incurred brokerage commissions paid to M.J. Whitman LLC in the amount of $146,645.

An employee of the Adviser serves as a member of the Board of Directors of a company in which the Portfolio has an investment. For the year ended December 31, 2007, the Portfolio received $109 in fees related to this Board position, which is included in Other income on the accompanying Statement of Operations as a result of the employee's role at this company.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2007

5. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

                                                             FOR THE               FOR THE
                                                            YEAR ENDED            YEAR ENDED
                                                        DECEMBER 31, 2007      DECEMBER 31, 2006
                                                        -----------------      -----------------
Increase (decrease) in Portfolio shares:
Shares outstanding at beginning of year                    18,118,647              17,558,387
                                                           ----------              ----------
  Shares sold                                               1,342,443               2,071,047
  Shares reinvested from dividends and distributions        1,653,873               1,085,376
  Shares redeemed                                          (3,254,872)             (2,596,163)
                                                           ----------              ----------
Net increase (decrease) in Portfolio shares                  (258,556)                560,260
                                                           ----------              ----------
Shares outstanding at end of year                          17,860,091              18,118,647
                                                           ==========              ==========

6. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from, and transactions in, such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Portfolio may invest in high yield, lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

                                [GRAPHIC OMITTED]

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM~





To the Trustees and Shareholders of
Third Avenue Variable Series Trust - Third Avenue Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Third Avenue Variable Series Trust
- Third Avenue Value Portfolio (the "Portfolio") at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 20, 2008~

                                [GRAPHIC OMITTED]

                ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS
                                  (UNAUDITED)


At a meeting of the Board of Trustees of the Trust held on June 7, 2007, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not "interested persons" (as the term is defined in the Investment Company
Act) (the "Independent Trustees")), approved the renewal of the Portfolio's Investment Advisory Agreement (the "Agreement").

In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreement. The Board engaged in a detailed discussion of the materials with the Adviser. The Independent Trustees then met separately with their independent legal counsel for a discussion of the Adviser's presentation and materials. In considering the Agreement, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees noted that the Adviser has managed the Portfolio since its inception, and that the Trustees believe that a long-term relationship with a capable, conscientious adviser is in the best interest of the Portfolio. Following this session, the full Board reconvened and approved the continuation of the Agreement as being in the best interests of the Portfolio and its shareholders. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board's approval.

FACTORS CONSIDERED

A. FINANCIAL CONDITION OF THE ADVISER; ADVISORY FEES: PROFITABILITY.

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Lipper Inc., and reviewed:

  1. the  financial  condition of the Adviser to  determine  that the Adviser is
     solvent  and   sufficiently   well   capitalized  to  perform  its  ongoing
     responsibilities to the Portfolio;

  2. the information sources and methodology used in the selection of funds to be included in the comparison universe and the competitive fund group used in comparative analyses of the Portfolio's advisory fees and expense ratio and in analyzing the Portfolio's performance;

  3. the Portfolio's advisory fee and total expenses versus those of the comparison universe and competitive fund group, noting the Portfolio's below median management fees were within the universe and that its fees and expenses generally were well within the range of those of the funds in its competitive group;

  4. performance/expense analysis of the Portfolio and funds in its competitive fund group;

  5. a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser;

  6. information presented in respect of economies of scale, noting the competitive expense ratios, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio and the trend of declining or generally stable gross expense ratios of the Portfolio since inception;

  7. the profitability to the Adviser resulting from the Agreement, reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

  8. brokerage commission revenue to the Adviser's affiliated broker-dealer from transactions executed for the Portfolio, including the quarterly brokerage analysis performed by a third party service and provided to the Trustees analyzing, among other things, the affiliated broker-dealer's per share commission and execution costs.

                                [GRAPHIC OMITTED]

                                   (UNAUDITED)

B. DESCRIPTION OF PERSONNEL AND SERVICE PROVIDED BY THE ADVISER.

The Trustees reviewed with representatives of the Adviser, and considered:

  1. the nature, extent and quality of services rendered to the Portfolio, including the Adviser's investment, senior management and operational personnel and the oversight of day-to-day operations of the Portfolio provided by the Adviser;

  2. the Adviser's research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser's deep value philosophy; and

  3. the value added through the Adviser's active management style that includes participation in corporate restructurings.

C. COMPLIANCE MATTERS

  1. The Trustees met in private session with the Trust's Chief Compliance Officer and reviewed the operation of the Trust's and the Adviser's compliance programs.

D. INVESTMENT PERFORMANCE OF THE PORTFOLIO AND ADVISER.

  1. The Trustees reviewed total return information for the Portfolio versus the comparison universe and competitive funds group and compared to the Portfolio's benchmark index for various periods and since inception.

  2. It was noted that the Portfolio's performance was favorable both on an absolute basis and, since inception, relative to that of funds in the comparison universe and competitive group and the Portfolio's benchmark.

CONCLUSIONS

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with the Portfolio's historical performance. They also considered the advisory fee and expense ratio of the Portfolio and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analysis, as discussed in the Adviser's presentation. The Trustees discussed the Adviser's profitability, and it was noted that the profitability percentage for the Portfolio was within ranges in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that the Portfolio's fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Portfolio, including brokerage fees paid to the Adviser's affiliates. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser and reviewed the nature of the services provided and differences, from the Adviser's perspective, in management of the Funds as compared to advisory services provided to other advised and sub-advised funds. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Portfolio and considered the Portfolio's competitive fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio, and the size of the Portfolio. The Trustees concluded that operational economies of scale had benefited the Portfolio and that there were no other material economies of scale in which the Portfolio should share.~~

                                [GRAPHIC OMITTED]

                            MANAGEMENT OF THE TRUST
                                  (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The fund complex includes four portfolios in the Third Avenue Trust and one portfolio in the Third Avenue Variable Series Trust. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge upon request, by calling (800) 443-1021.~

INTERESTED TRUSTEES
----------------

                           TERM OF OFFICE   POSITION(S)
                           AND LENGTH OF    HELD WITH       PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS        TIME SERVED*     REGISTRANT      DURING PAST 5 YEARS              HELD BY TRUSTEE
------------------------   -------------    -----------     -----------------------          -------------------
MARTIN J. WHITMAN** (83)   Trustee          Chairman and    Chairman (3/90 to Present)       Director (8/90 to 10/04) of
622 Third Avenue           since 7/99       Trustee         Chief Executive Officer (CEO)    Danielson Holding
New York, NY                                                (3/90 to 9/03), President        Corporation; Director (3/91
10017                                                       (1/91 to 5/98) of Third          to Present) of Nabors
                                                            Avenue Trust; Chairman (7/99     Industries, Ltd.,
Trustee since 7/99                                          to Present) CEO (7/99 to         (international oil drilling
Chairman and Trustee                                        9/03) of Third Avenue            services).
                                                            Variable Series Trust;
                                                            Co-Chief Investment Officer
                                                            (2/03 to Present), Chief
                                                            Investment Officer (CIO)
                                                            (1/91 to 2/03), Chairman and
                                                            CEO (3/90 to 8/02), President
                                                            (1/91 to 2/98), of EQSF
                                                            Advisers, Inc. and its
                                                            successor, Third Avenue
                                                            Management LLC; CEO,
                                                            President and Director (10/74
                                                            to Present) of Martin J.
                                                            Whitman & Co., Inc. (private
                                                            investment company); CEO
                                                            (7/96 to 6/02) and Chairman
                                                            (8/90 to 8/99) of Danielson
                                                            Holding Corporation;
                                                            Distinguished Management
                                                            Fellow (1972 to Present) and
                                                            Member of the Advisory Board
                                                            (10/94 to 6/95) of the Yale
                                                            School of Management at Yale
                                                            University; Adjunct Professor
                                                            (1/01 to 12/01) of the
                                                            Columbia University Graduate
                                                            School of Business; Chartered
                                                            Financial Analyst.


DAVID M. BARSE** (45)      Trustee since    President,      President (5/98 to Present),     Director (7/96 to Present) of
622 Third Avenue           9/01             CEO and         Trustee (9/01 to Present),       Covanta Holding Corporation,
New York, NY                                Trustee         CEO (9/03 to Present) and        formerly Danielson Holding
10017                                                       Executive Vice President         Corporation; Director (3/01
                                                            (4/95 to 5/98) of Third          to Present) of ACA Capital
                                                            Avenue Trust; President (7/99    Holdings, Inc. (credit
                                                            to Present), Trustee (9/01 to    enhancement).
                                                            Present) and CEO (9/03 to
                                                            Present) of Third Avenue
                                                            Variable Series Trust; CEO
                                                            (4/03 to Present), President
                                                            (2/98 to Present), Director
                                                            (4/95 to 12/02) and Executive
                                                            Vice President (4/95 to 2/98)
                                                            of EQSF Advisers, Inc. and
                                                            its successor, Third Avenue
                                                            Management LLC and
                                                            subsidiaries; CEO (7/99 to
                                                            Present), President (6/95 to
                                                            Present), Director (1/95 to
                                                            Present) of M.J. Whitman,
                                                            Inc. and its successor, M.J.
                                                            Whitman LLC (registered
                                                            broker-dealer) and
                                                            subsidiaries.

                                [GRAPHIC OMITTED]

INDEPENDENT TRUSTEES
-------------------

                           TERM OF OFFICE   POSITION(S)
                           AND LENGTH OF    HELD WITH       PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS        TIME SERVED*     REGISTRANT      DURING PAST 5 YEARS              HELD BY TRUSTEE
------------------------   -------------    -----------     -----------------------          -------------------
JACK W. ABER (70)          Trustee since    Trustee         Professor of Finance (1972 to    Trustee, The Managers Funds
51 Columbia Street         8/02                             Present) of Boston University    (1999 to Present) (9
Brookline, MA 02446                                         School of Management, Trustee    portfolios); Trustee of
                                                            of Third Avenue Variable         Managers AMG Funds (1999 to
                                                            Series Trust (8/02 to            Present) (6 portfolios),
                                                            Present); Trustee of Third       Managers Trust I (2000 to
                                                            Avenue Trust (8/02 to            Present) (10 portfolios)
                                                            Present).                        and Managers Trust II (2000
                                                                                             to Present) (6 portfolios);
                                                                                             Trustee of Appleton Growth
                                                                                             Fund.

WILLIAM E. CHAPMAN, II     Trustee since    Trustee         Trustee; President and Owner     Trustee, The Managers Funds
(66)                       8/02                             (1998 to Present) of Longboat    (1999 to Present) (9
380 Gulf of Mexico Drive,                                   Retirement Planning Solutions    portfolios); Trustee of
#531                                                        (consulting firm); part-time     Managers AMG Funds (1999 to
Longboat Key, FL 34228                                      employee delivering              Present) (6 portfolios),
                                                            retirement and investment        Managers Trust I (2000 to
                                                            education seminars (1/00 to      Present) (10 portfolios) and
                                                            Present) for Hewitt              Managers Trust II (2000 to
                                                            Associates, LLC (consulting      Present) (6 portfolios).
                                                            firm); Trustee (5/02 to
                                                            Present) of Bowdoin College;
                                                            various roles, the last of
                                                            which was President of the
                                                            Retirement Plans Group (1990
                                                            to 1998) with Kemper Funds
                                                            (mutual funds group);
                                                            investment sales, marketing
                                                            and general management roles
                                                            (1966 to 1990) with CIGNA
                                                            (insurance group). Trustee of
                                                            Third Avenue Variable Series
                                                            Trust (8/02 to Present);
                                                            Trustee of Third Avenue Trust
                                                            (8/02 to Present).

LUCINDA FRANKS (61)        Trustee since    Trustee         Journalist (1969 to Present);    N/A
64 East 86th Street        7/99                             Special Correspondent, Talk
New York, NY                                                Magazine (1999-2000); Trustee
10028                                                       of Third Avenue Variable
                                                            Series Trust (7/99 to
                                                            Present); Trustee of Third
                                                            Avenue Trust (2/98 to
                                                            Present).

EDWARD J. KAIER (62)       Trustee since    Trustee         Partner (7/07 to Present) at     Trustee, The Managers Funds
111 N. Lowry's Lane        8/02                             Teeters Harvey Gilboy & Kaier    (1999 to Present) (9
Rosemont, PA 19010                                          LLP (law firm); Partner (1977    portfolios), Trustee of
                                                            to 7/07) at Hepburn Willcox      Managers AMG Funds (1999 to
                                                            Hamilton & Putnam (law firm);    Present) (6 portfolios),
                                                            Trustee of Third Avenue          Managers Trust I (2000 to
                                                            Variable Series Trust (8/02      Present) (10 portfolios) and
                                                            to Present); Trustee of Third    Managers Trust II (2000 to
                                                            Avenue Trust (8/02 to            Present) (6 portfolios).
                                                            Present).

                                [GRAPHIC OMITTED]

INDEPENDENT TRUSTEES
-------------------

                           TERM OF OFFICE   POSITION(S)
                           AND LENGTH OF    HELD WITH       PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS        TIME SERVED*     REGISTRANT      DURING PAST 5 YEARS              HELD BY TRUSTEE
------------------------   -------------    -----------     -----------------------          -------------------
MARVIN MOSER, M.D. (83)    Trustee since    Trustee         Clinical Professor of            Director (1997 to Present) of
13 Murray Hill Road        7/99                             Medicine (1984 to Present) at    Nutrition 21 Co. (marketing);
Scarsdale, NY                                               Yale University School of        Director (2002 to Present) of
10583                                                       Medicine; Trustee (1992 to       Comprehensive Neuroscience
                                                            2002) of the Trudeau             (research and pharmaceutical
                                                            Institute (medical research      site management company).
                                                            institute); Senior Medical
                                                            Consultant (1974 to 2002) for
                                                            the National High Blood
                                                            Pressure Education Program of
                                                            the National Heart, Lung and
                                                            Blood Institute; Trustee of
                                                            Third Avenue Variable Series
                                                            Trust (7/99 to Present);
                                                            Trustee or Director of Third
                                                            Avenue Trust or its
                                                            predecessor (11/94 to
                                                            Present).

ERIC RAKOWSKI (49)         Trustee since    Trustee         Professor (1990 to Present)      Trustee, The Managers Funds
571 Woodmont Avenue        8/02                             at University of California      (1999 to Present) (9
Berkeley, CA 94708                                          at Berkeley School of Law;       portfolios), Trustee of
                                                            Visiting Professor               Managers AMG Funds (1999 to
                                                            (1998-1999) at Harvard Law       Present) (6 portfolios),
                                                            School. Trustee of Third         Managers Trust I (2000 to
                                                            Avenue Variable Series Trust     Present) (10 portfolios) and
                                                            (8/02 to Present); Trustee of    Managers Trust II (2000 to
                                                            Third Avenue Trust (8/02 to      Present) (6 portfolios).
                                                            Present).

MARTIN SHUBIK (81)         Trustee since    Trustee         Seymour H. Knox Professor        N/A
Yale University            7/99                             (1975 to Present) of
Dept. of Economics                                          Mathematical and
Box 2125, Yale Station                                      Institutional Economics, Yale
New Haven, CT                                               University; Trustee of Third
06520                                                       Avenue Variable Series Trust
                                                            (7/99 to Present); Trustee or
                                                            Director of Third Avenue
                                                            Trust or its predecessor
                                                            (11/90 to Present).

CHARLES C. WALDEN (63)     Trustee since    Trustee         President and Owner (2006 to     N/A
Sound Capital Associates,  7/99                             Present) of Sound Capital
LLC                                                         Associates, LLC (consulting
P.O. Box 1250                                               firm); Executive
Madison, CT                                                 Vice-President of Investments
06443                                                       and Chief Investment Officer
                                                            (1973 to 2007) Knights of
                                                            Columbus (fraternal benefit
                                                            society selling life
                                                            insurance and annuities);
                                                            Trustee of Third Avenue
                                                            Variable Series Trust (7/99
                                                            to Present); Trustee or
                                                            Director of Third Avenue
                                                            Trust or its predecessor
                                                            (5/96 to Present); Chartered
                                                            Financial Analyst.




------------------
*  Each trustee serves until his successor is duly elected and qualified.

** Messrs. Whitman and Barse are "interested trustees" of the Trust and the Adviser, Third Avenue Management LLC, due to their employment with and indirect ownership interests in the Adviser.

                                [GRAPHIC OMITTED]

PRINCIPAL TRUST OFFICERS WHO ARE NOT TRUSTEES
---------------------------------------------

                           POSITION(S)
                           HELD WITH                                                                   OTHER DIRECTORSHIPS
NAME, AGE & ADDRESS        REGISTRANT         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              HELD BY TRUSTEE
------------------------   -----------        -------------------------------------------              -------------------
VINCENT J. DUGAN (42)      Treasurer and      Treasurer and Chief Financial Officer (CFO) (9/04 to     N/A
622 Third Avenue           CFO                Present) of Third Avenue Trust; Treasurer and CFO
New York, NY 10017                            (9/04 to Present) of Third Avenue Variable Series
                                              Trust; Chief Operating Officer (COO) and CFO (8/04 to
                                              Present) of Third Avenue Management LLC and
                                              subsidiaries; COO and CFO (8/04 to Present) of Third
                                              Avenue Holdings Delaware LLC; COO and CFO (8/04 to
                                              Present) of MJ Whitman LLC and subsidiaries; Partner
                                              Ernst & Young LLP (6/02 to 8/04); Partner Arthur
                                              Andersen LLP (9/98 to 6/02).

MICHAEL A. BUONO (40)      Controller         Controller (5/06 to Present) of Third Avenue Trust;      N/A
622 Third Avenue                              Controller (5/06 to Present) of Third Avenue Variable
New York, NY 10017                            Series Trust; Vice President and Assistant Controller
                                              (12/05 to 5/06) of Legg Mason Partners Funds; Vice
                                              President and Assistant Controller (12/98 to 12/05)
                                              Citigroup Asset Management.

W. JAMES HALL III (43)     General Counsel    General Counsel and Secretary (6/00 to Present) of       N/A
622 Third Avenue           and Secretary      Third Avenue Trust; General Counsel and Secretary
New York, NY 10017                            (9/00 to Present) of Third Avenue Variable Series
                                              Trust; General Counsel and Secretary (9/00 to
                                              Present) of EQSF Advisers, Inc., and its successor,
                                              Third Avenue Management LLC and subsidiaries; General
                                              Counsel and Secretary (12/00 to 7/02) of Danielson
                                              Holding Corporation; General Counsel and Secretary
                                              (5/00 to Present) of M.J. Whitman, Inc. and its
                                              successor, M.J. Whitman LLC and subsidiaries.

JOSEPH J. REARDON (47)     Chief Compliance   Chief Compliance Officer (CCO) (4/05 to Present) of      N/A
622 Third Avenue           Officer            Third Avenue Trust; CCO (4/05 to Present) Third
New York, NY 10017                            Avenue Variable Series Trust; CCO Third Avenue
                                              Management LLC and subsidiaries (4/05 to Present);
                                              CCO (10/04 - 3/05) Weiss, Peck & Greer Funds Trust;
                                              CCO (10/94 - 3/05) Weiss, Peck & Greer Tudor Fund;
                                              Principal (10/94 - 10/04) Weiss, Peck & Greer; Vice
                                              President and Secretary (10/94 - 10/04) Weiss, Peck &
                                              Greer Funds Trust, Weiss, Peck & Greer Tudor Fund,
                                              Weiss, Peck & Greer International Fund.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                        SCHEDULE OF SHAREHOLDER EXPENSES
                                   (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2007 and held for the entire reporting period ended December 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              EXPENSES PAID
                       BEGINNING            ENDING          DURING THE PERIOD
                      ACCOUNT VALUE      ACCOUNT VALUE       JULY 1, 2007 TO          ANNUALIZED
                      JULY 1, 2007     DECEMBER 31, 2007    DECEMBER 31, 2007*      EXPENSE RATIO
                      -------------    -----------------    ------------------      -------------
   Actual                $1,000             $  878                 $5.66                1.19%
   Hypothetical          $1,000             $1,019                 $6.09                1.19%

*Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365.

                                [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                         FEDERAL TAX STATUS OF DIVIDENDS
                                   (UNAUDITED)

The following information represents the tax status of dividends and distributions paid by the Portfolio during the fiscal year ended December 31, 2007. This information is presented to meet regulatory requirements and no current action on your part is required.

THIRD AVENUE VALUE PORTFOLIO

Of the $2.625 per share paid to you in cash or reinvested into your account during the fiscal year ended December 31, 2007, $0.676 was derived from net investment income, $0.029 from short-term capital gains, which are taxed as ordinary income and $1.920 from long-term capital gains. Of the total ordinary income (including short-term capital gains) distributed 31.05%, or the maximum amount allowable, is qualified dividend income for purposes of Internal Revenue Code Section 1(h)(11). 18.03% of the total ordinary income distributed qualifies for the Corporate Dividends Received Deduction.

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman
                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Vincent J. Dugan
                       Chief Financial Officer, Treasurer
                                Michael A. Buono
                                   Controller
                                  W. James Hall
                           General Counsel, Secretary
                                Joseph J. Reardon
                            Chief Compliance Officer
                                 TRANSFER AGENT
                                    PFPC Inc.
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)
                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017
                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               300 Madison Avenue
                               New York, NY 10017
                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                              Princeton, NJ 08540

                               [GRAPHIC OMITTED]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                                WWW.THIRDAVE.COM

ITEM 2.  CODE OF ETHICS.

At December 31, 2007, the Trust had a code of ethics (the "Code of Ethics") that applies to its principal executive officer and principal financial officer.
This Code of Ethics is attached as Exhibit (a)(1) hereto.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that Messrs. Jack Aber, Martin Shubik and Charles Walden, members of the Audit Committee of the Board, are "audit committee financial experts" ("ACFE") as defined by the Securities and Exchange Commission ("SEC") and has designated Mr. Aber as the Committee's ACFE. Each of the Messrs. Aber, Shubik and Walden are "independent" as defined by the SEC for purposes of ACFE determinations. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Trust's principal accountant for the audit of the Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $49,900, including out of pocket expenses of approximately $1,300, for the fiscal year ending December 31, 2007 and $48,000, including out of pocket expenses of approximately $1,200, for the fiscal year ending December 31, 2006.

(b) AUDIT-RELATED FEES. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the Trust's principal accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a) were $0 for the fiscal year ended December 31, 2007 and $0 the fiscal year ended December 31, 2006.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the Trust's principal accountant for tax compliance, tax advice and tax planning were$11,100 for the fiscal year ending December 31, 2007 and $9,700 for the fiscal year ending December 31, 2006. These services related to the preparation of tax returns and the review of tax-related issues.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the Trust's principal accountant, other than the services reported above in Items 4(a) through (c) were $0 for the fiscal year ended December 31, 2007 and $0 for the fiscal year ended December 31, 2006.

(e) Audit Committee Pre-Approval Policies and Procedures.

    (i) The Audit Committee's pre-approval policies and procedures are addressed in the Audit Committee's Charter, attached as Exhibit C and hereto incorporated by reference.

    (ii) The percentage of services described in each of Items 4(b) through (d) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X was 100% for the fiscal years ended December 31, 2007 and December 31, 2006.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) for each of the last two fiscal years were $78,000 for the fiscal year ending December 31, 2007 and $65,000 for the fiscal year ending December 31, 2006.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)     Audit Committee Charter

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THIRD AVENUE VARIABLE SERIES TRUST
----------------------------------

By:     /s/ David M. Barse
Name:   David M. Barse
Title:  Principal Executive Officer
Date:   February 20, 2008

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ David M. Barse
Name:   David M. Barse
Title:  Principal Executive Officer
Date:   February 20, 2008

By:     /s/ Vincent J. Dugan
Name:   Vincent J. Dugan
Title:  Principal Financial Officer
Date:   February 20, 2008